Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — January 31, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 82.7%
	Aerospace and Defense — 3.2%
5,000	Arconic Inc.	$149,750
24,000	Kaman Corp.	1,481,280
5,500	L3Harris Technologies Inc.	1,217,315
7,500	United Technologies Corp.	1,126,500

		3,974,845

	Automotive: Parts and Accessories — 0.8%
26,000	Haldex AB	131,932
30,000	Showa Aircraft Industry Co. Ltd.	753,357
7,800	Tenneco Inc., Cl. A	73,866

		959,155

	Building and Construction — 2.6%
10,000	Armstrong Flooring Inc.†	35,400
3,000	Cramo Oyj	45,615
42,000	Griffon Corp.	873,180
500	Koninklijke Volkerwessels NV	12,144
11,000	Nobility Homes Inc.	261,800
4,000	Norbord Inc.	117,485
10,000	Skyline Champion Corp.†	287,500
11,000	Vulcan Materials Co.	1,557,930
1,000	William Lyon Homes, Cl. A†	23,190

		3,214,244

	Business Services — 2.1%
310,021	Clear Channel Outdoor Holdings Inc.†	846,357
8,000	Tech Data Corp.†	1,151,520
2,000	XPO Logistics Europe SA	576,708

		2,574,585

	Cable and Satellite — 2.9%
30,000	AMC Entertainment Holdings Inc., Cl. A	195,600
27,407	DISH Network Corp., Cl. A†	1,007,481
3,500	Liberty Broadband Corp., Cl. A†	460,565
3,500	Liberty Broadband Corp., Cl. C†	465,255
20,000	Liberty Global plc, Cl. A†	410,400
20,000	Liberty Global plc, Cl. C†	389,600
3,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	133,650
3,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	140,370
20,000	Shaw Communications Inc., Cl. B	390,600

		3,593,521

	Communications Equipment — 0.4%
35,000	Digi International Inc.†	552,825

	Computer Software and Services — 1.2%
4,000	Business & Decision†	34,824
5,000	Fiserv Inc.†	593,050
194,000	Funcom Se†	356,449
10,000	Internap Corp.†	10,000
600	LogMeIn Inc.	51,582

Shares		Market Value
5,000	NortonLifeLock Inc.	$142,100
1,400	Rockwell Automation Inc.	268,324
8,000	Sophos Group plc	58,884

		1,515,213

	Consumer Products — 0.0%
2,500	Bang & Olufsen A/S†	14,990
6,000	CSS Industries Inc.	56,100

		71,090

	Consumer Services — 0.3%
11,000	Care.com Inc.†	164,670
42,000	MoneyGram International Inc.†	86,520
2,250	Rollins Inc.	85,388

		336,578

	Containers and Packaging — 0.2%
5,500	Greif Inc., Cl. A	222,310
1,000	Greif Inc., Cl. B	47,400

		269,710

	Diversified Industrial — 4.6%
2,000	Altran Technologies SA	32,495
1,000	Anixter International Inc.†	97,600
38,500	Hexcel Corp.	2,857,470
168,000	Myers Industries Inc.	2,718,240

		5,705,805

	Electronics — 0.8%
150,000	Fitbit Inc., Cl. A†	978,000

	Energy and Utilities — 11.6%
7,000	Alerion Cleanpower SpA	32,218
17,000	AltaGas Canada Inc.	429,689
460,000	Alvopetro Energy Ltd.†	267,644
1,000	AquaVenture Holdings Ltd.†	27,000
4,000	Avangrid Inc.	213,040
7,000	Avista Corp.	355,950
39,546	El Paso Electric Co.	2,692,687
36,000	Endesa SA	988,965
2,182	Energy Transfer LP	27,471
1,000	Etablissements Maurel et Prom SA	2,811
160,000	Gulf Coast Ultra Deep Royalty Trust	4,400
5,116	Iberdrola SA	56,002
95	Iberdrola SA†	1,037
35,000	KLX Energy Services Holdings Inc.†	141,400
8,000	NorthWestern Corp.	615,760
40,000	Pattern Energy Group Inc., Cl. A	1,076,400
30,000	Severn Trent plc	1,021,669
1,000	Southwest Gas Holdings Inc.	75,510
100,000	Tallgrass Energy LP, Cl. A	2,231,000
205,000	TerraForm Power Inc., Cl. A	3,708,450
10,199	UGI Corp.	424,176

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
100	Weatherford International plc†	$2,850
10,000	Whiting Petroleum Corp.†	45,400

		14,441,529

	Entertainment — 2.4%
10,000	Cherry AB, Cl. B†(a)	90,372
500	Cineplex Inc.	12,759
3,600	Discovery Inc., Cl. A†	105,336
10,800	Discovery Inc., Cl. C†	299,916
180,000	Dover Motorsports Inc.	327,600
48,000	Fox Corp., Cl. B	1,743,840
5,000	Liberty Media Corp.- Liberty Braves, Cl. A†	146,250
5,000	Liberty Media Corp.- Liberty Braves, Cl. C†	145,750
9,000	Lions Gate Entertainment Corp., Cl. B†	83,970
3,000	The Stars Group Inc.†	71,580

		3,027,373

	Financial Services — 3.4%
1,400	Argo Group International Holdings Ltd	91,840
3,600	BKF Capital Group Inc.†	39,600
1,000	Bolsas y Mercados Espanoles SHMSF SA	38,817
200,000	Ladenburg Thalmann Financial Services Inc.	698,000
50,000	Navient Corp.	719,000
100,000	SLM Corp.	1,092,000
16,000	Sterling Bancorp	320,000
2,000	Steuben Trust Co.	132,000
31,000	Synovus Financial Corp.	1,085,620
400	Topdanmark A/S	18,902
500	VersaPay Corp.†	1,016

		4,236,795

	Food and Beverage — 5.4%
11,600	Campbell Soup Co.	561,324
82,000	Craft Brew Alliance Inc.†	1,344,800
4,500	Flowers Foods Inc.	96,885
14,000	GrainCorp Ltd., Cl. A†	78,721
2,000,000	Premier Foods plc†	956,041
180,000	Primo Water Corp.†	2,712,600
28,840	Tootsie Roll Industries Inc.	983,732

		6,734,103

	Health Care — 8.2%
165,000	Akorn Inc.†	252,450
15,000	Allergan plc	2,799,600
20,000	AstraZeneca plc, ADR.	974,000
1,300	Bio-Rad Laboratories Inc., Cl. A†	469,196
27,000	Bristol-Myers Squibb Co.	1,699,650
1,000	Consort Medical plc	13,271
3,000	Dermira Inc.†	56,850
25,000	Diplomat Pharmacy Inc.†	99,500

Shares		Market Value
8,000	Grifols SA, ADR	$181,840
100	ICU Medical Inc.†	18,247
10,000	Idorsia Ltd.†	321,429
1,400	Illumina Inc.†	406,098
10,000	Mylan NV†	214,200
380,000	Pacific Biosciences of California Inc.†	1,774,600
3,000	Perrigo Co. plc	171,120
7,000	Ra Pharmaceuticals Inc.†	328,090
6,000	Smith & Nephew plc, ADR	288,060
5,000	Wright Medical Group NV†	150,700

		10,218,901

	Hotels and Gaming — 4.5%
275,000	Caesars Entertainment Corp.†	3,759,250
900	Churchill Downs Inc.	129,942
2,000	Eldorado Resorts Inc.†	119,560
9,000	Gamenet Group SpA	129,759
17,500	Ryman Hospitality Properties Inc., REIT	1,488,025

		5,626,536

	Machinery — 1.2%
10,000	CIRCOR International Inc.†	415,300
60,000	CNH Industrial NV	573,869
23,000	CNH Industrial NV, Borsa Italiana	216,660
3,000	Xylem Inc.	244,980

		1,450,809

	Media — 2.8%
89,993	Central European Media Enterprises Ltd., Cl. A†	402,269
53,000	Telenet Group Holding NV	2,467,577
55,000	The E.W. Scripps Co., Cl. A	667,700

		3,537,546

	Metals and Mining — 0.5%
38,000	Alamos Gold Inc., Cl. A	239,400
19,000	Pan American Silver Corp., Toronto	436,739

		676,139

	Paper and Forest Products — 0.1%
15,000	Canfor Corp.†	134,766

	Real Estate — 0.6%
1,000	Condor Hospitality Trust Inc., REIT	10,800
745	Cousins Properties Inc., REIT	30,493
1,000	Hansteen Holdings plc, REIT	1,540
4,000	Liberty Property Trust, REIT	250,600
500	Pope Resources a Delaware LP	60,510
29,900	Temple Hotels Inc.†	47,220
33,000	Trinity Place Holdings Inc.†	108,900
5,000	Vastned Retail Belgium NV, REIT	250,646

		760,709

	Retail — 2.2%
10,000	Hudson’s Bay Co.	82,590
2,500	Rite Aid Corp.†	29,875

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
4,000	SpartanNash Co.	$ 48,720
7,000	Swedol AB, Cl. B	33,666
2,000	The Habit Restaurants Inc., Cl. A†	27,820
14,400	Tiffany & Co.	1,929,888
29,000	Village Super Market Inc., Cl. A	645,540

		2,798,099

	Semiconductors — 2.9%
13,500	AIXTRON SE†	143,314
100,000	Cypress Semiconductor Corp.	2,333,000
278	II-VI Inc.†	9,355
9,000	Mellanox Technologies Ltd.†	1,088,100

		3,573,769

	Specialty Chemicals — 3.7%
12,000	GCP Applied Technologies Inc.†	266,640
100,000	Innophos Holdings Inc.	3,196,000
2,000	Linde plc	406,260
65,000	OMNOVA Solutions Inc.†	657,150
25,000	SGL Carbon SE†	111,793

		4,637,843

	Telecommunications — 4.3%
15,000	Acacia Communications Inc.†	1,028,250
80,000	CenturyLink Inc.	1,092,800
53,000	Cincinnati Bell Inc.†	726,630
100	Gilat Satellite Networks Ltd.	948
200,000	Koninklijke KPN NV	561,846
8,000	Liberty Latin America Ltd., Cl. A†	133,440
10,000	Liberty Latin America Ltd., Cl. C†	168,500
18,000	Loral Space & Communications Inc.†	579,060
1,400	North State Telecommunications Corp., Cl. B	109,690
11,000	Parrot SA†	40,747
1,000	Rogers Communications Inc., Cl. B	50,070
25,000	Zayo Group Holdings Inc.†	868,750

		5,360,731

	Transportation — 5.2%
3,000	Aircastle Ltd.	96,270
2,375	DSV PANALPINA A/S	258,582
1,000	GATX Corp.	76,130
46,000	Navistar International Corp.†	1,684,520
32,000	WABCO Holdings Inc.†	4,340,800

		6,456,302

	Wireless Communications — 4.6%
42,000	Millicom International Cellular SA, SDR	1,986,808
70,000	Sprint Corp.†	305,900

Shares		Market Value
5,000	Telephone & Data Systems Inc.	$ 113,400
33,000	T-Mobile US Inc.†	2,613,270
22,000	United States Cellular Corp.†	704,440

		5,723,818

	TOTAL COMMON STOCKS	103,141,339

	CLOSED-END FUNDS — 0.5%
30,000	Altaba Inc., Escrow†	651,000

	RIGHTS — 0.4%
	Health Care — 0.2%
45,000	Achillion Pharmaceuticals Inc., CVR†(a)	22,500
1,000	Alder BioPharmaceuticals Inc. – H. Lundbeck A/S, CVR†(a)	900
13,000	Ambit Biosciences Corp., CVR†(a)	26,325
27,000	Bristol-Myers Squibb Co., CVR†	93,960
75,000	Innocoll, CVR†(a)	1
14,000	Ipsen SA/Clementia, CVR†(a)	18,900
11,000	Ocera Therapeutics, CVR†(a)	3,245
100	Omthera Pharmaceuticals Inc., CVR†(a)	0
156,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	0
7,000	Tobira Therapeutics Inc., CVR†(a)	420

		166,251

	Media — 0.0%
40,000	Media General Inc., CVR†(a)	0

	Metals and Mining — 0.2%
400,000	Pan American Silver Corp., CVR†	264,000

	Specialty Chemicals — 0.0%
70,000	A. Schulman Inc., CVR†(a)	36,610

	TOTAL RIGHTS	466,861

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 16.4%
$20,566,000	U.S. Treasury Bills,
	1.489% to 1.705%††,
	03/05/20 to 04/30/20(b)	20,512,257

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.0%
	(Cost $118,547,548)	$124,771,457

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2020 (Unaudited)

Shares		Market Value
	SECURITIES SOLD SHORT — (4.6)%
	Diversified Industrial — (0.8)%
8,000	Woodward Inc.	$930,480

	Energy and Utilities — (1.7)%
44,000	Brookfield Renewable Partners LP	2,144,560

	Financial Services — (0.1)%
1,611	Community Bank System Inc.	106,761

	Food and Beverage — (1.2)%
98,000	Cott Corp.	1,498,420

	Hotels and Gaming — (0.7)%
14,834	Eldorado Resorts Inc.	886,776

	Real Estate — (0.1)%
1,300	Prologis Inc., REIT	120,744

	TOTAL SECURITIES SOLD SHORT
	(Proceeds received $5,571,558)(c)	$5,687,741

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At January 31, 2020, $6,500,000 of the principal amount was pledged as collateral for securities sold short.
(c)	At January 31, 2020, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Considieration Payment
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

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